DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
The following is summarized financial information for Credicard, CCA, Egg and previous Discontinued operations for which Citi continues to have minimal residual costs associated with the sales:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$74	$1,086	$1,106
Income (loss) from discontinued operations	$10	$(242)	$(109)
Gain on sale	—	268	(1)
Provision (benefit) for income taxes	12	(244)	(52)
Income (loss) from discontinued operations, net of taxes	$(2)	$270	$(58)

(1)	Total revenues include gain or loss on sale, if applicable.

Cash Flows from Discontinued Operations

In millions of dollars	2014	2013	2012
Cash flows used in operating activities	$—	$154	$(209)
Cash flows from investing activities	—	(207)	199
Cash flows from financing activities	—	43	16
Net cash provided by discontinued operations	$—	$(10)	$6

Brazil Creditcard
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
Summarized financial information for Discontinued operations for Credicard follows:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$69	$1,012	$1,045
Income (loss) from discontinued operations	$63	$(48)	$110
Gain on sale	—	206	—
Provision (benefit) for income taxes	11	(138)	19
Income (loss) from discontinued operations, net of taxes	$52	$296	$91

(1)	Total revenues include gain or loss on sale, if applicable.

Cash Flows from Discontinued Operations

In millions of dollars	2014	2013	2012
Cash flows from operating activities	$—	$197	$(205)
Cash flows from investing activities	—	(207)	195
Cash flows from financing activities	—	—	16
Net cash provided by discontinued operations	$—	$(10)	$6

CCA business
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
Summarized financial information for Discontinued operations for the operations related to CCA follows:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$—	$74	$60
Income (loss) from discontinued operations	$(7)	$(158)	$(123)
Gain on sale	—	62	—
Provision (benefit) for income taxes	(3)	(30)	(44)
Income (loss) from discontinued operations, net of taxes	$(4)	$(66)	$(79)

(1)	Total revenues include gain or loss on sale, if applicable.

Cash Flows from Discontinued Operations

In millions of dollars	2014	2013	2012
Cash flows from operating activities	$—	$(43)	$(4)
Cash flows from investing activities	—	—	4
Cash flows from financing activities	—	43	—
Net cash provided by discontinued operations	$—	$—	$—

Egg Banking PLC
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
Summarized financial information for Discontinued operations for the operations related to Egg follows:

In millions of dollars	2014	2013	2012
Total revenues, net of interest expense(1)	$5	$—	$1
Income (loss) from discontinued operations	$(46)	$(62)	$(96)
Gain (loss) on sale	—	—	(1)
Provision (benefit) for income taxes	(16)	(22)	(34)
Income (loss) from discontinued operations, net of taxes	$(30)	$(40)	$(63)

(1)	Total revenues include gain or loss on sale, if applicable.

Cash flows from Discontinued operations related to Egg were not material for all periods presented.

Japan Retail Business
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
Income before taxes for the period in which the individually significant component was classified as held-for-sale and for all prior periods are as follows:

In millions of dollars	2014	2013	2012
Income before taxes	$(5)	$31	$(4)

The following assets and liabilities for the Japan retail banking business were identified and reclassified to held-for-sale within Other assets and Other liabilities on the Consolidated Balance Sheet at December 31, 2014:

In millions of dollars	December 31, 2014
Assets
Cash and deposits with banks	$151
Loans (net of allowance of $2 million)	544
Goodwill	51
Other assets, advances to/from subs	19,854
Other assets	66
Total assets	$20,666
Liabilities
Deposits	$20,605
Other liabilities	61
Total liabilities	$20,666

Spain Consumer Business
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations

In millions of dollars	2014	2013	2012
Income before taxes	$373	$59	$6

Greece Consumer Business
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations

In millions of dollars	2014	2013	2012
Income before taxes	$133	$(113)	$(258)